BANK NOTES PAYABLES (Details Narrative) - USD ($)	Jun. 04, 2024	Mar. 22, 2024	Jan. 30, 2024	Sep. 13, 2023	May 22, 2023	Apr. 22, 2022	Sep. 14, 2021	Nov. 27, 2018	Dec. 31, 2024	Aug. 16, 2024	Jun. 12, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Loan amount									$ 3,113,961			$ 1,406,329
Interest rate percentage											150.00%
November 27, 2018 - JJ [Member]
Short-Term Debt [Line Items]
Loan amount								$ 780,000
Loan amount									209,090			331,022
Payment of loan								$ 12,519.51
Interest rate percentage								8.50%
September 14, 2021 - CC [Member]
Short-Term Debt [Line Items]
Loan amount							$ 197,000
Loan amount									155,976			164,418
Payment of loan							$ 3,393.01
Interest rate percentage							9.50%
April 22, 2022 - Cerritos [Member]
Short-Term Debt [Line Items]
Loan amount						$ 195,000
Loan amount									165,430			174,492
Payment of loan						$ 0
Interest rate percentage						8.50%
May 22, 2023 - BB [Member]
Short-Term Debt [Line Items]
Loan amount					$ 138,000
Loan amount									98,215			121,951
Payment of loan					$ 2,856.81
Interest rate percentage					8.75%
May 22, 2023 - CC [Member]
Short-Term Debt [Line Items]
Loan amount					$ 196,000
Loan amount									139,464			173,169
Payment of loan					$ 4,056.63
Interest rate percentage					8.75%
May 22, 2023 - DD [Member]
Short-Term Debt [Line Items]
Loan amount					$ 178,000
Loan amount									127,497			158,309
Payment of loan					$ 3,708.53
Interest rate percentage					8.75%
September 13, 2023 - Garden Grove [Member]
Short-Term Debt [Line Items]
Loan amount				$ 150,000
Loan amount									116,073			141,484
Payment of loan				$ 3,099.85
Interest rate percentage				8.50%
September 13, 2023 - Laguna [Member]
Short-Term Debt [Line Items]
Loan amount				$ 150,000
Loan amount									116,073			141,484
Payment of loan				$ 3,099.85
Interest rate percentage				8.50%
March 22, 2024 - YM [Member]
Short-Term Debt [Line Items]
Loan amount		$ 150,000
Loan amount									131,563
Payment of loan		$ 3,106.16
Interest rate percentage		8.50%
March 22, 2024 - YCT [Member]
Short-Term Debt [Line Items]
Loan amount		$ 150,000
Loan amount									131,563
Payment of loan		$ 3,106.16
Interest rate percentage		8.50%
January 30, 2024 - Yoshiharu [Member]
Short-Term Debt [Line Items]
Loan amount			$ 500,000							$ 150,000
Loan amount									650,000
Payment of loan			$ 4,703.47
Interest rate percentage			8.50%
June 4, 2024 - YLV [Member]
Short-Term Debt [Line Items]
Loan amount	$ 900,000
Loan amount									$ 823,017
Payment of loan	$ 20,333.87
Interest rate percentage	8.50%